                       Prudential Equity and Fixed-Income
                                  Mutual Funds
-------------------------------------------------------------------------------

                      Supplement dated December 27, 2001.

   In this Supplement, each investment portfolio to which this Supplement relates is referred to as a 'Fund.'

   Effective January 15, 2002, each Fund is changing the time at which it calculates its net asset value per share (NAV) from 4:15 p.m. New York time to the close of regular trading on the New York Stock Exchange (NYSE), usually 4:00 p.m. New York time, as described below. This change also affects the time by which a Fund must receive orders to buy, sell or exchange Fund shares in order to receive the same day's NAV. This Supplement also discusses when a Fun may fair value a security instead of using market quotations.

   The information in this Supplement supersedes any contrary information that may be contained either in the prospectuses to which this Supplement relates or in the statements of additional information that correspond to these Funds. This Supplement relates to various sections within the prospectus section generally entitled 'How to Buy, Sell and Exchange Shares of the Fund.'

1. The following modifies the section entitled 'How to Buy Shares--Step 3:
Understanding the Price You'll Pay.'

      A Fund's portfolio securities are valued based upon market quotations or, if not readily available, at fair value as determined in good faith under procedures established by the Board that oversees the Fund's operations. A Fund also may use fair value pricing if it determines that a market quotation is not reliable based, among other things, on events that occur after the quotation is derived or after the close of the primary market on which the security is traded, but before the time that the Fund's NAV is determined. In the case of a Fund that invests in foreign securities, this use of fair value pricing most commonly occurs with securities that are primarily traded outside the U.S., but also may occur with U.S.-traded securities. The fair value of a portfolio security that a Fund uses to determine its NAV may differ from the security's quoted or published price. For purposes of computing a Fund's NAV, we will value the Fund's futures contracts 15 minutes after the close of regular trading on the NYSE. Except when we fair value securities or as noted below, in the case of a Fund that invests in foreign securities, we normally value each foreign security held by the Fund as of the close of the security's primary market.

      We determine each Fund's NAV once each business day at the close of regular trading on the NYSE, usually 4:00 p.m. New York time. The NYSE is closed on most national holidays and Good Friday. In the case of a Fund that invests in foreign securities, we do not price, and you will not be able to purchase or redeem, the Fund's shares on days when the NYSE is closed but the primary markets for these securities are open, even though the value of the Fund's foreign securities may have changed. Conversely, a Fund that invests in foreign securities will ordinarily price its shares, and you may purchase and redeem shares, on days that the NYSE is open but foreign securities markets are closed. We may not determine the Fund's NAV on days when we have not received any orders to purchase, sell or exchange Fund shares, or when changes in the value of the Fund's portfolio do not materially affect its NAV.

MF2001C8

      Most national newspapers report the NAVs of larger mutual funds, allowing investors to check the prices of those funds daily.

2. The following is added to the end of the section entitled 'How to Buy Shares--What Price Will You Pay for Shares of the Fund?'

      Unless regular trading on the NYSE closes before 4:00 p.m., your order to purchase must be received by 4:00 p.m. New York time in order to receive that day's NAV. In the event that regular trading on the NYSE closes before 4:00 p.m. New York time, you will receive the following day's NAV if your order to purchase is received after the close of regular trading on the NYSE.

3. The following modifies the section entitled 'How to Sell Your Shares.'

      If your broker holds your shares, your broker must receive your order to sell by 4:00 p.m. New York time to process the sale on that day. In the event that regular trading on the NYSE closes before 4:00 p.m. New York time, you will receive the following day's NAV if your order to sell is received after the close of regular trading on the NYSE.

4. The following modifies the first paragraph of the section entitled 'Telephone Redemptions or Exchanges.'

      You may redeem or exchange your shares in any amount by calling the Fund at (800) 225-1852 before 4:00 p.m. New York time. You will receive a redemption or exchange amount based on that day's NAV. In the event that regular trading on the NYSE closes before 4:00 p.m. New York time, you will receive the following day's NAV if your order to sell or exchange is received after the close of regular trading on the NYSE.

5. The following modifies the section entitled 'Expedited Redemption
   Privilege.'

      A Fund must receive requests for expedited redemption prior to 4:00 p.m. New York time to receive a redemption amount based on the day's NAV. In the event that regular trading on the NYSE closes before 4:00 p.m., you will receive the following day's NAV if your order to sell is received after the close of regular trading on the NYSE.

   The information in this Supplement relates to the prospectuses indicated below.

Fund Name                                                    Date of Prospectus
---------------------------------------------------------    ------------------
Nicholas-Applegate Fund, Inc.............................    February 28, 2001
Prudential 20/20 Focus Fund..............................    March 30, 2001
Prudential California Municipal Fund
  California Series......................................    November 1, 2001
  California Income Series...............................    November 1, 2001
Prudential Equity Fund, Inc..............................    March 1, 2001
Prudential Europe Growth Fund, Inc.......................    June 29, 2001
Prudential Global Total Return Fund, Inc.................    April 30, 2001
Prudential Government Income Fund, Inc...................    April 30, 2001
Prudential High Yield Fund, Inc..........................    February 28, 2001
Prudential High Yield Total Return Fund, Inc.............    May 31, 2001
Prudential Index Series Fund
  Prudential Stock Index Fund............................    November 29, 2001

Fund Name                                                    Date of Prospectus
---------------------------------------------------------    ------------------
Prudential Municipal Bond Fund
  Insured Series.........................................    June 29, 2001
  High Yield Series......................................    June 29, 2001
Prudential Municipal Series Fund
  Florida Series.........................................    November 1, 2001
  New Jersey Series......................................    November 1, 2001
  New York Series........................................    November 1, 2001
  Pennsylvania Series....................................    November 1, 2001
Prudential National Municipals Fund, Inc.................    March 27, 2001
Prudential Natural Resources Fund, Inc...................    July 31, 2001
Prudential Real Estate Securities Fund...................    May 30, 2001
Prudential Sector Funds, Inc.............................    March 9, 2001
  Prudential Financial Services Fund
  Prudential Health Sciences Fund
  Prudential Technology Fund
  Prudential Utility Fund
Prudential Short-Term Corporate Bond Fund, Inc...........    March 30, 2001
Prudential Small Company Fund, Inc.......................    November 29, 2001
Prudential Total Return Bond Fund, Inc...................    February 28, 2001
The Prudential Investment Portfolios, Inc.
  Prudential Active Balanced Fund........................    November 29, 2001
  Prudential Jennison Equity Opportunity Fund............    November 29, 2001
  Prudential Jennison Growth Fund........................    November 29, 2001